Leases (Details) - Schedule of operating lease expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Expense Abstract
Fixed lease expense	$ 104,528	$ 139,315	$ 207,497	$ 69,191	$ 275,763	$ 275,485
Variable lease expense	96,335	89,016	105,270	44,508	178,032	180,818
Total operating lease expense	$ 200,863	$ 228,331	$ 312,767	$ 113,699	$ 453,795	$ 456,303